SEGMENT INFORMATION (Schedule of Amount Relating From Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [abstract]
Revenue from contracts with customers	$ 90,435	$ 97,035	$ 99,140
Revenue from other sources
Total revenue	$ 90,435	$ 97,035	$ 99,140